Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information on segments [Line Items]
Total liability	$ 1,139,074	$ 1,187,656	$ 1,269,186
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Total liability	5,612,754	5,248,748	5,315,362
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(4,423,274)	(4,034,896)	(4,012,805)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(50,395)	(27,822)	(32,769)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ (11)	$ 1,626	$ (602)